Treasury Shares - Additional Information (Detail) - Share Repurchase Program [Member]	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Nov. 25, 2017 USD ($)	Nov. 11, 2017 USD ($)
Equity, Class of Treasury Stock [Line Items]
Treasury stock, amount	$ 63,658,143	¥ 421,164,802
Class A Voting Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased	4,537,115	4,537,115
ADS [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized share to be repurchased, maximum aggregate value | $			$ 300,000,000	$ 100,000,000
Number of shares repurchased	4,537,115	4,537,115
Repurchased shares, average price | $ / shares	$ 14.00